UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-01976

Sequoia Fund, Inc.

(Exact name of registrant as specified in charter)

9 West 57th Street, Suite 5000

New York, NY 10019

(Address of principal executive offices) (Zip code)

David M. Poppe

Ruane, Cunniff & Goldfarb Inc.

9 West 57th Street

Suite 5000

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 686-6884

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Report to Stockholders.

Sequoia Fund, Inc.

Sequoia Fund, Inc.

Illustration of An Assumed Investment of $10,000

(Unaudited)

The table below covers the period from July 15, 1970 (the date Sequoia Fund, Inc. (the “Fund”) shares were first offered to the public) to June 30, 2016. This period was one of widely fluctuating common stock prices. The results shown, which assume reinvestment of distributions, represent past performance and do not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance shown. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Period Ended	Total Value of Shares

July 15, 1970	$10,000
May 31, 1971	11,934
May 31, 1972	13,507
May 31, 1973	11,242
May 31, 1974	10,013
May 31, 1975	13,325
May 31, 1976	17,393
May 31, 1977	22,826
Dec. 31, 1977	28,057
Dec. 31, 1978	34,771
Dec. 31, 1979	38,961
Dec. 31, 1980	43,894
Dec. 31, 1981	53,329
Dec. 31, 1982	69,920
Dec. 31, 1983	89,015
Dec. 31, 1984	105,481
Dec. 31, 1985	134,975
Dec. 31, 1986	153,027
Dec. 31, 1987	164,361
Dec. 31, 1988	182,516
Dec. 31, 1989	233,453
Dec. 31, 1990	224,586
Dec. 31, 1991	314,426
Dec. 31, 1992	343,863

Period Ended	Total Value of Shares

Dec. 31, 1993	$380,919
Dec. 31, 1994	393,633
Dec. 31, 1995	556,525
Dec. 31, 1996	677,506
Dec. 31, 1997	970,200
Dec. 31, 1998	1,312,197
Dec. 31, 1999	1,095,125
Dec. 31, 2000	1,314,850
Dec. 31, 2001	1,453,175
Dec. 31, 2002	1,414,776
Dec. 31, 2003	1,656,923
Dec. 31, 2004	1,734,116
Dec. 31, 2005	1,869,038
Dec. 31, 2006	2,024,960
Dec. 31, 2007	2,195,146
Dec. 31, 2008	1,601,905
Dec. 31, 2009	1,848,293
Dec. 31, 2010	2,208,627
Dec. 31, 2011	2,499,935
Dec. 31, 2012	2,891,849
Dec. 31, 2013	3,891,835
Dec. 31, 2014	4,185,695
Dec. 31, 2015	3,880,364
June 30, 2016	3,368,379

Please consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other information about the Fund. You may obtain year to date performance as of the most recent month end, and a copy of the prospectus by calling 1-800-686-6884, or on the Fund’s website at www.sequoiafund.com. Please read the prospectus carefully before investing.

Shares of the Fund are offered through the Fund’s distributor, Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC is an affiliate of Ruane, Cunniff & Goldfarb Inc. and is a member of FINRA. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Sequoia Fund, Inc.

Annual Fund Operating Expenses

(Unaudited)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	1.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses*	1.03%

*Does not reflect Ruane, Cunniff & Goldfarb Inc.’s (‘‘Ruane, Cunniff & Goldfarb’’) contractual reimbursement of a portion of the Fund’s operating expenses. This reimbursement is a provision of Ruane, Cunniff & Goldfarb’s investment advisory agreement with the Fund and the reimbursement will be in effect only so long as that investment advisory agreement is in effect. The expense ratio presented is from the Prospectus dated April 29, 2016. For the year ended December 31, 2015, the Fund’s annual operating expenses and investment advisory fee, net of such reimbursement, were 1.00% and 0.97%, respectively.

Sequoia Fund, Inc.

To the Shareholders of

Sequoia Fund, Inc.

Dear Shareholder:

As of this writing, the Sequoia Fund is down 8.99% year-to-date versus up 8.06% for the S&P 500 Index.

We are providing you with a copy of the transcript of the Ruane, Cunniff & Goldfarb Inc. Sequoia Fund, Inc. “Annual Investor Day 2016” meeting that was held on May 20th. We hope you find it informative.

Sequoia Fund’s results for the second quarter of 2016 appear below with comparable results for the S&P 500 Index:

To June 30, 2016	Sequoia Fund	S&P 500 Index*
3 Months	-2.15%	2.46%
6 Months	-13.19%	3.84%
1 Year	-26.70%	3.99%
5 Years (Annualized)	6.44%	12.10%
10 Years (Annualized)	5.99%	7.42%

The Sequoia Fund Investment Committee,

David M. Poppe	John B. Harris

Arman Gokgol-Kline	Trevor Magyar	D. Chase Sheridan

August 16, 2016

The numbers shown above represent past performance and do not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Future performance may be lower or higher than the performance information shown. The performance data quoted represents past performance and assumes reinvestment of distributions.

The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Year to date performance as of the most recent month end can be obtained by calling DST Systems, Inc. at 1-800-686-6884.

*The S&P 500 Index is an unmanaged capitalization-weighted index of the common stocks of 500 major US corporations.

Sequoia Fund, Inc.

Sector Breakdown

(Unaudited)

As of June 30, 2016	% of net assets

Diversified Companies	17.4%

U.S. Government Obligations	11.1%

Retailing	10.5%

Information Processing	5.5%

Application Software	4.8%

Internet Software & Services	4.7%

Auto Parts	4.7%

Flooring Products	4.6%

Industrial & Construction Supplies	4.5%

Aerospace/Defense	3.7%

Dental Equipment	3.0%

Precision Instruments	2.5%

Construction & Engineering	2.3%

Automotive Retail	2.2%

Diversified Banks	2.0%

Restaurants	1.9%

Investment Banking and Brokerage	1.9%

Industrial Gases	1.6%

Diversified Manufacturing	1.6%

Advertising	1.6%

Specialty Chemicals	1.3%

Property and Casualty Insurance	1.3%

Apparel, Accessories & Luxury Goods	1.0%

Other	4.3%

100.0%

Sequoia Fund, Inc.

Fund’s Largest Holdings

(Unaudited)

The table below shows the Fund’s positions that constituted at least 3% of the Fund’s assets as of June 30, 2016:

	% of net assets
Position	06/30/2016	12/31/2015

Berkshire Hathaway	17.4%	13.2%

TJX	8.0%	6.9%

MasterCard	5.5%	4.3%

Alphabet, Inc.	4.7%	3.7%

O’Reilly Automotive	4.7%	6.2%

Mohawk Industries, Inc.	4.6%	3.2%

Fastenal Company	4.5%	5.3%

Rolls-Royce	3.7%	2.3%

Constellation Software	3.4%	2.6%

Dentsply Sirona	3.0%	2.0%

	59.5%	49.7%

Sequoia Fund, Inc.

Fees And Expenses of The Fund

(Unaudited)

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period* January 1, 2016 to June 30, 2016
Actual	$1,000	$868.10	$4.64
Hypothetical (5% return per year before expenses)	$1,000	$1,019.89	$5.02

* Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Sequoia Fund, Inc.

Schedule of Investments

June 30, 2016

(Unaudited)

(Percentages are of the Fund’s Net Assets)

Common Stocks (85.6%)

Shares		Value (Note 1)

	Advertising (1.6%)
928,976	Omnicom Group Inc.	$75,702,254

	Aerospace/Defense (3.7%)
18,684,157	Rolls-Royce Holdings plc (United Kingdom)	176,974,290

	Apparel, Accessories & Luxury Goods (1.0%)
850,000	Compagnie Financiere Richemont SA (Switzerland)	49,398,361

	Application Software (3.4%)
422,445	Constellation Software, Inc. (Canada)	163,494,504

	Auto Parts (4.7%)
825,778	O’Reilly Automotive, Inc. (a)	223,868,416

	Automotive Retail (2.2%)
2,088,029	Carmax, Inc. (a)	102,376,062

	Construction & Engineering (2.3%)
2,220,000	Jacobs Engineering Group Inc. (a)	110,578,200

	Dental Equipment (3.0%)
2,268,809	Dentsply Sirona, Inc.	140,756,910

	Diversified Banks (2.0%)
2,020,963	Wells Fargo & Co.	95,652,179

	Diversified Companies (17.4%)
2,196	Berkshire Hathaway, Inc.-Class A (a)	476,477,100
2,412,300	Berkshire Hathaway, Inc.-Class B (a)	349,276,917

		825,754,017

	Diversified Manufacturing (1.6%)
761,755	Danaher Corporation	76,937,255

	Electrical & Mechanical Systems (0.8%)
771,762	EMCOR Group, Inc.	38,016,996

	Electronic Manufacturing Services (0.7%)
1,270,183	Trimble Navigation Limited (a)	30,941,658

	Flooring Products (4.6%)
1,140,822	Mohawk Industries, Inc. (a)	216,482,383

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

June 30, 2016

(Unaudited)

Shares		Value (Note 1)

	Healthcare (0.9%)
460,000	Perrigo Company plc (Ireland)	$41,708,200

	Industrial & Construction Supplies (4.5%)
4,831,901	Fastenal Company	214,488,085

	Industrial Gases (1.6%)
685,147	Praxair, Inc.	77,003,671

	Information Processing (5.5%)
2,974,202	MasterCard, Inc.-Class A	261,908,228

	Internet Software & Services (4.7%)
161,444	Alphabet, Inc.-Class A (a)	113,580,697
161,887	Alphabet, Inc.-Class C (a)	112,041,993

		225,622,690

	Investment Banking & Brokerage (1.9%)
3,527,173	The Charles Schwab Corp.	89,272,749

	Precision Instruments (2.5%)
837,403	Waters Corp. (a)	117,780,732

	Property and Casualty Insurance (1.3%)
4,325,462	Hiscox Ltd. (Bermuda)	59,425,653
20,893	Verisk Analytics, Inc.-Class A (a)	1,694,004

		61,119,657

	Restaurants (1.9%)
227,000	Chipotle Mexican Grill, Inc. (a)	91,426,520

	Retailing (10.5%)
39,463	Costco Wholesale Corp.	6,197,269
848,646	Tiffany & Co.	51,461,893
4,901,169	TJX Companies, Inc.	378,517,282
860,077	Wal-Mart Stores, Inc.	62,802,823

		498,979,267

	Specialty Chemicals (1.3%)
1,474,323	Croda International plc (United Kingdom)	61,609,222

	Total Common Stocks (Cost $1,806,937,693)	4,067,852,506

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

June 30, 2016

(Unaudited)

Principal Amount		Value (Note 1)
Corporate Bond (1.4%)
	Application Software (1.4%)
76,460,100	Constellation Software, Inc. (Canada)
	7.60%, 3/31/2040	$65,987,857

	Total Corporate Bond
	(Cost $66,762,801)	65,987,857

U.S. Government Obligations (11.1%)
525,000,000	United States Treasury Bill, 0.240% - 0.275% due 07/14/2016 through 08/04/2016	524,923,438

	Total U.S. Government Obligations (Cost $524,923,438)	524,923,438

	Total Investments (98.1%) (Cost $2,398,623,932) (b)	4,658,763,801

	Other Assets Less Liabilities (1.9%)	91,521,482

	Net Assets (100.0%)	$4,750,285,283

(a)	Non-income producing security.

(b)	The cost for federal income tax purposes is identical.

Generally accepted accounting principles establish a disclosure hierarchy that categorizes the inputs to valuation techniques used to value the investments at measurement date. These inputs are summarized in the three levels listed below:

Level 1	–	unadjusted quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

Level 3	–	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2016, there were no transfers into or out of Level 1 or 2 measurements in the fair value hierarchy. There were no Level 3 securities held by the Fund during the six months ended June 30, 2016.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Schedule of Investments (Continued)

June 30, 2016

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2016:

	Common Stocks	Corporate Bond	U.S. Government Obligations	Total
Level 1 - Quoted Prices	$4,067,852,506	$—	$—	$4,067,852,506
Level 2 - Other Significant Observable Inputs	—	65,987,857	524,923,438	590,911,295

Total	$4,067,852,506	$65,987,857	$524,923,438	$4,658,763,801

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets
Investments in securities, at value (cost $2,398,623,932) (Note 1)	$4,658,763,801
Cash on deposit	97,169,940
Foreign currency (cost $1,119,561)	1,124,457
Receivable for investments sold	1,938,191
Receivable for capital stock sold	126,318
Dividends and interest receivable	1,774,890

Total assets	4,760,897,597

Liabilities
Payable for capital stock repurchased	6,051,690
Accrued investment advisory fee	3,610,019
Accrued professional fees	811,529
Accrued other expenses	139,076

Total liabilities	10,612,314

Net Assets	$4,750,285,283

Net Assets Consist of
Capital (par value and paid in surplus) $.10 par value capital stock, 100,000,000 shares authorized, 29,199,438 shares outstanding	$2,465,184,401
Accumulated net realized gains on investments (Note 4)	25,144,977
Unrealized appreciation on investments and foreign currency transactions	2,259,955,905

Net Assets	$4,750,285,283

Net asset value per share	$162.68

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statement of Operations

Six Months Ended June 30, 2016

(Unaudited)

Investment Income
Income
Dividends, net of $128,869 foreign tax withheld	$20,634,202
Interest	1,913,733

Total investment income	22,547,935

Expenses
Investment advisory fee (Note 2)	27,994,724
Professional fees	1,661,425
Transfer agent fees	456,338
Independent Directors fees and expenses	127,460
Custodian fees	62,158
Other	187,998

Total expenses	30,490,103
Less expenses reimbursed by Investment Adviser (Note 2)	2,420,787

Net expenses	28,069,316

Net investment loss	(5,521,381)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Realized gain (loss) on
Investments (Note 3)	606,698,014
Foreign currency transactions	(131,210)

Net realized gain on investments and foreign currency transactions	606,566,804
Net decrease in unrealized appreciation on investments and foreign currency translations	(1,452,986,230)

Net realized and unrealized (loss) on investments and foreign currency transactions and translations	(846,419,426)

Net decrease in net assets from operations	$(851,940,807)

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Statements of Changes in Net Assets

	Six Months Ended 6/30/16 (Unaudited)	Year Ended 12/31/15

Increase (Decrease) in Net Assets
From operations
Net investment loss	$(5,521,381)	$(35,067,912)
Net realized gain on investments and foreign currency transactions	606,566,804	418,257,275
Net decrease in unrealized appreciation on investments and foreign currency translations	(1,452,986,230)	(963,888,313)

Net decrease in net assets from operations	(851,940,807)	(580,698,950)

Distributions to shareholders from
Net realized gains	(474,018,377)	(345,179,339)

Capital share transactions
Shares sold	64,157,698	389,567,801
Shares issued to shareholders on reinvestment of net realized gain distributions	411,085,257	306,531,556
Shares repurchased	(1,139,879,810)	(1,097,370,461)

Net decrease from capital share transactions	(664,636,855)	(401,271,104)

Total decrease in net assets	(1,990,596,039)	(1,327,149,393)
Net Assets
Beginning of period	6,740,881,322	8,068,030,715

End of period (including accumulated net investment loss of $0 and $0, respectively)	$4,750,285,283	$6,740,881,322

Share transactions
Shares sold	341,967	1,585,069
Shares issued to shareholders on reinvestment of net realized gain distributions	2,527,121	1,476,907
Shares repurchased	(6,193,090)	(4,870,262)

Net decrease from capital share transactions	(3,324,002)	(1,808,286)

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Financial Highlights

	Six Months Ended June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Operating Performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$207.26		$235.00	$222.92	$168.31	$145.50	$129.29

Income from investment operations
Net investment (loss)		(0.19)	(1.08)	(0.61)	(0.72)	(0.41)	(0.42)
Net realized and unrealized gains (losses) on investments		(27.15)	(16.15)	17.23	58.73	23.22	17.45

Net increase (decrease) in net asset value from operations		(27.34)	(17.23)	16.62	58.01	22.81	17.03

Less distributions from Net realized gains		(17.24)	(10.51)	(4.54)	(3.40)	—	(0.82)

Net asset value, end of period	$162.68		$207.26	$235.00	$222.92	$168.31	$145.50

Total Return	(13.19	)% (a)	(7.31)%	7.56%	34.58%	15.68%	13.19%

Ratios/Supplementary data
Net assets, end of period (in millions)	$4,750		$6,741	$8,068	$8,039	$5,837	$4,914
Ratio of expenses to average net assets
Before expense reimbursement	1.09	% (b)	1.03%	1.03%	1.02%	1.03%	1.03%
After expense reimbursement	1.00	% (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment (loss) to average net assets	(0.20	)% (b)	(0.42)%	(0.26)%	(0.37)%	(0.26)%	(0.34)%
Portfolio turnover rate	11	% (a)	10%	8%	2%	5%	3%

 (a) Not annualized.

 (b) Annualized.

The accompanying notes form an integral part of these Financial Statements.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited)

Note 1— Significant Accounting Policies

Sequoia Fund, Inc. (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund is an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.

Valuation of investments: Investments are carried at fair value as determined under the supervision of the Fund’s Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed; securities traded in the NASDAQ Stock Market (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price. Securities for which there is no sale or Official Closing Price are valued at the mean of the last reported bid and asked prices.

Securities traded on a foreign exchange are valued at the closing price on the last business day of the period on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on the date of valuation.

U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of 60 days are valued on the basis of market quotations and estimates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Fixed-income securities, other than U.S. Treasury Bills, are valued at the last quoted sales price or, if adequate trading volume is not present, at the mean of the last bid and asked prices.

When reliable market quotations are insufficient or not readily available at time of valuation or when the Ruane, Cunniff & Goldfarb Inc. (the “Investment Adviser”) determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Fund’s Board of Directors.

B.

Foreign currency translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized gains or losses on foreign currency transactions arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

and translations arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Investment transactions and investment income: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

D.

Federal income taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

E.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Dividends and distributions: Dividends and distributions are recorded by the Fund on the ex-dividend date.

Note 2— Investment Advisory Contract and Payments to Affiliates

The Investment Adviser provides the Fund with investment advice and administrative services.

Under the terms of the Advisory Agreement, the Investment Adviser receives an investment advisory fee equal to 1% per annum of the Fund’s average daily net asset value. Under the Advisory Agreement, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1⁄2% of the average daily net asset value of the Fund for such year up to a maximum of $30,000,000 of net assets, plus 1% of the average daily net asset value in excess of $30,000,000. The expenses incurred by the Fund exceeded the limitation for the six months ended June 30, 2016 and the Investment Adviser reimbursed the Fund $2,420,787. Such reimbursement is not subject to recoupment by the Investment Adviser.

For the six months ended June 30, 2016, advisory fees of $27,994,724 were earned by the Investment Adviser and brokerage commissions of $1,062,681 were earned by Ruane, Cunniff & Goldfarb LLC, the Fund’s distributor and a wholly-owned subsidiary of the Investment Adviser. Certain officers of the Fund are also officers of the Investment Adviser and Ruane, Cunniff & Goldfarb LLC. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund’s capital shares for the period ended June 30, 2016. There were no other amounts accrued or paid to interested persons, including officers and directors.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3— Investment Transactions

The aggregate cost of purchases and the proceeds from the sales of securities, excluding short-term securities, for the six months ended June 30, 2016 were $529,713,423 and $1,939,444,873, respectively. Included in proceeds of sales is $163,546,553 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $146,151,969.

Note 4— Federal Income Tax Information

Distributions to shareholders are determined in accordance with federal income tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts. During the six months ended June 30, 2016, permanent differences primarily due to realized gains on redemptions in-kind not recognized for tax purposes, net operating loss and different book and tax treatment of net realized gains on foreign currency transactions resulted in a net decrease in accumulated net realized gains of $146,020,759 with a corresponding increase in capital of $140,499,378, and a decrease to accumulated net investment loss of $5,521,381. These reclassifications had no effect on net assets.

At June 30, 2016 the aggregate gross unrealized appreciation and depreciation of securities for federal income tax purposes were $2,308,537,686 and $48,397,817, respectively.

The tax character of distributions paid for the six months ended June 30, 2016 and 2015 was as follows:

	2016	2015
Distributions paid from
Long-term capital gains	$474,018,377	$345,179,339

As of June 30, 2016 and December 31, 2015 the components of distributable earnings on a tax basis were as follows:

	2016	2015

Undistributed long-term gains	$25,144,977	$38,617,309
Unrealized appreciation	2,259,955,905	3,712,942,135

	$2,285,100,882	$3,751,559,444

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are ‘‘more likely than not’’ to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open years (tax years ended December 31, 2012 through December 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5— Interim Financial Statement

The interim financial statements have not been examined by the Fund’s independent registered public accounting firm and accordingly it does not express an opinion thereon.

Note 6— Indemnification

The Fund’s officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

Note 7— Legal Proceedings

On January 8, 2016, Stanley H. Epstein, Harriet P. Epstein, and SEP IRAA/C Peter Christopher Gardener, derivatively and on behalf of the Fund, filed a suit against Ruane, Cunniff & Goldfarb Inc., Robert D. Goldfarb, David Poppe, Robert L. Swiggett and Roger Lowenstein (collectively, the “Defendants”) in the Supreme Court of the State of New York, County of New York. The Fund is also named in the suit as a Nominal Defendant. On May 9, 2016, the plaintiffs filed an amended complaint, adding Edward Lazarus as an additional Defendant. The amended complaint asserts derivative claims in connection with certain of the Fund’s investments against the Defendants for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, breach of contract and gross negligence. The case is Epstein v. Ruane, Cunniff & Goldfarb Inc. et al., 650100/2016, Supreme Court of the State of New York, County of New York (Manhattan).

On March 14, 2016, Clive Cooper, individually and as a representative of a class, on behalf of DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Southern District of NewYork against Ruane, Cunniff & Goldfarb, Inc., DST Systems, Inc.,TheAdvisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Gary D. Forsee, Gregg Wm. Givens, Charles Haldeman, Jr., Samuel G. Liss and John Does 1-20. The complaint asserts claims for breach of fiduciary duty and violation of ERISA’s prohibited transaction rules, co-fiduciary breach, and breach of trust in connection with certain investments made on behalf of the Plan. The case is Cooper v. DST Systems, Inc. et al., 1:16cv1900, U.S. District Court for the Southern District of New York. The plaintiffs in the action have dismissed without prejudice all claims against all of the defendants other than Ruane, Cunniff & Goldfarb Inc., which is now the only defendant in the case.The Fund is not a defendant in this lawsuit.

Ruane, Cunniff & Goldfarb Inc. believes that the foregoing lawsuits are without merit and intends to defend itself vigorously against the allegations in them. The outcomes of these lawsuits are not expected to have a material impact on the Fund’s financial statements.

Sequoia Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8— Subsequent Events

Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Sequoia Fund, Inc.

Other Information

(Unaudited)

Shares of the Fund may be offered only to persons in the United States and by way of a prospectus. This should not be considered a solicitation or offering of any product or service to investors residing outside of the United States.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information regarding the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent semi-annual or annual report on Sequoia Fund’s web site at http://www.sequoiafund.com/fund-reports.htm.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge.Visit Sequoia Fund’s web site at www.sequoiafund.com and use the ‘‘Shareholder Information’’ link to obtain all proxy information. This information may also be obtained from the SEC’s web site at www.sec.gov or by calling DST Systems, Inc. at 1-800-686-6884.

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Sequoia Fund, Inc.

9 West 57th Street, Suite 5000

New York, New York 10019-2701

1-800-686-6884

Website: www.sequoiafund.com

Interested Directors

        David M. Poppe

        John B. Harris

Independent Directors

        Roger Lowenstein, Chairperson of the Board

        Edward Lazarus

        Tim Medley

        Robert L. Swiggett

Officers

David M. Poppe	—	President & CEO
Todd G. Ruoff	—	Executive Vice President & Secretary
Paul J. Greenberg	—	Treasurer
Michael Sloyer	—	General Counsel & Chief Compliance Officer
Michael Valenti	—	Assistant Secretary

Investment Adviser	Registrar and Transfer Agent
Ruane, Cunniff & Goldfarb Inc.	DST Systems, Inc.
9 West 57th Street, Suite 5000	P.O. Box 219477
New York, New York 10019-2701	Kansas City, Missouri 64121

Distributor	Accounting Agent
Ruane, Cunniff & Goldfarb LLC	BNY Mellon Investment
9 West 57th Street, Suite 5000	Services (US.) Inc.
New York, New York 10019-2701	4400 Computer Drive
Westborough, MA 01581
Custodian
The Bank of New York Mellon	Legal Counsel
MF Custody Administration Department	Seward & Kissel LLP
225 Liberty Street, 25th Floor	One Battery Park Plaza
New York, New York 10286	New York, New York 10004

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sequoia Fund, Inc.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President
(principal executive officer)

Date	August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Poppe
David M. Poppe, President
(principal executive officer)

Date	August 30, 2016

By (Signature and Title)	/s/ Paul J. Greenberg
Paul J. Greenberg, Treasurer
(principal financial officer)

Date	August 30, 2016